Net interest income (Table)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Net interest income

	2022	2021	2020
	£m	£m	£m
Cash and balances at central banks	2,916	184	275
Loans and advances at amortised cost	13,376	9,540	10,180
Fair value through other comprehensive income	1,963	550	776
Negative interest on liabilities	208	248	68
Other	633	718	593
Interest and similar income	19,096	11,240	11,892
Deposits at amortised cost	(3,573)	(561)	(1,030)
Debt securities in issue	(3,240)	(1,340)	(1,360)
Subordinated liabilities	(530)	(507)	(670)
Negative interest on assets	(208)	(374)	(344)
Other	(973)	(385)	(366)
Interest and similar expense	(8,524)	(3,167)	(3,770)
Net interest income	10,572	8,073	8,122